COMMITMENTS AND CONTINGENCY (Tables)	12 Months Ended
Dec. 31, 2015
COMMITMENTS AND CONTINGENCY [Abstract]
Schedule of future minimum lease payments under non-cancellable operating leases
2016	$8,514
2017	7,711
2018	6,255
2019 and thereafter	-
Total	$22,480

Schedule of future minimum payments related to long-term debts
2016	$-
2017	-
2018	59,260
2019 and thereafter	69,468
Total	$128,728